The federal and state income tax (provision) benefit is summarized as: (Details) - T U R N O N G R E E N I N C [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
U.S. Federal
U.S. State
Foreign
Total current provision
Deferred
U.S. Federal
U.S. State
Foreign
Total deferred provision (benefit)
Total provision (benefit) for income taxes